Advances From Federal Home Loan Bank (FHLB) And Other Borrowings Federal Home Loan Bank Advance Prepayments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Repayments of Federal Home Loan Bank Borrowings	$ 5,000,000	$ 30,000,000